Income Taxes - Schedule of U.S. and State Statutory Income Tax Rate to Pre-tax Loss (Details) (10-Q)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Federal and state statutory rate	35.00%	35.00%	35.00%
Change in valuation allowance on deferred tax assets	(35.00%)	(35.00%)	(35.00%)